Financial instruments - Narrative (Details) $ in Thousands, ¥ in Millions		3 Months Ended		12 Months Ended
	Aug. 18, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Financial instruments [Line Items]
Payments to acquire new plant				$ 1,103,598	$ 905,247	$ 464,718
Percentage of trade and other receivables due from renegotiated portfolio				0	0
Effect on profit or loss for the period derivative instruments				$ (7,666)	$ 25,714
Outstanding purchase commitments				$ 296,598	$ 191,319
Series Q bonds
Financial instruments [Line Items]
Effect on profit or loss for the period derivative instruments	$ 16,440
Proceeds received related to hedging items	$ 17,320
Battery-Grade Lithium Hydroxide Monohydrate Plant
Financial instruments [Line Items]
Payments to acquire new plant		$ 119,575	¥ 869.0
Battery-Grade Lithium Hydroxide Monohydrate Plant | First installment
Financial instruments [Line Items]
Payments to acquire new plant		$ 29,322	¥ 204.5